Valuation and Qualifying Accounts (Tables)	12 Months Ended
Sep. 30, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Summarized Information about Allowances for Doubtful Accounts and Sales Allowances

The following table summarizes information about the allowances for doubtful accounts and sales allowances for the years ended September 30, 2014, 2013 and 2012 (in thousands):

	Balance at Beginning of Period	Provision	Write-Offs	Balance at end of Period
Fiscal year ended September 30, 2014	$12,494	$20,392	$(21,395)	$11,491
Fiscal year ended September 30, 2013	$9,250	$18,286	$(15,042)	$12,494
Fiscal year ended September 30, 2012	$7,957	$12,902	$(11,609)	$9,250